Note 5 - Derivative Instruments (Details) - Derivative Instruments on the Condensed Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Net amounts of assets and liabilities presented in ourConsolidated Statements of Financial Position (3)	$ 119	[1]	$ 144	[1]
Net amounts of assets and liabilities presented in ourConsolidated Statements of Financial Position (3)	(80)	[1]	(39)	[1]
Current Natural Gas Contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	3		1
Liabilities	(1)		(2)
Current Natural Gas Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	691		394
Liabilities	(761)		(355)
Long-Term Interest Rate Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets			3
Long-Term Natural Gas Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	206		45
Liabilities	(220)		(50)
Long-Term Natural Gas Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets	900	[2]	443	[2]
Liabilities	(982)	[2]	(407)	[2]
Gross amounts offset in our Consolidated Statements of Financial Position(2)	(781)	[3]	(299)	[3]
Gross amounts offset in our Consolidated Statements of Financial Position(2)	902	[3]	368	[3]
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	3		4
Liabilities	(1)		(2)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	897		439
Liabilities	$ (981)		$ (405)

[1]	At December 31, 2013 and 2012 we held letters of credit from counterparties that would offset, under master netting arrangements, an insignificant portion of these assets.
[2]	The gross amounts of recognized assets and liabilities are netted within our Consolidated Statements of Financial Position to the extent that we have netting arrangements with the counterparties.
[3]	As required by the authoritative guidance related to derivatives and hedging, the gross amounts of recognized assets and liabilities above do not include cash collateral held on deposit in broker margin accounts of $121 million as of December 31, 2013 and $69 million as of December 31, 2012. Cash collateral is included in the "Gross amounts offset in our Consolidated Statements of Financial Position" line of this table.